GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Trade Names Member EUR (€)	Dec. 31, 2011 Trade Names Member EUR (€)	Dec. 31, 2012 Mutual Funds Contracts EUR (€)	Dec. 31, 2011 Mutual Funds Contracts EUR (€)	Dec. 31, 2012 Core Deposits EUR (€)	Dec. 31, 2011 Core Deposits EUR (€)	Dec. 31, 2012 Customer Relationships EUR (€)	Dec. 31, 2011 Customer Relationships EUR (€)	Dec. 31, 2012 Computer Software Intangible Asset EUR (€)	Dec. 31, 2011 Computer Software Intangible Asset EUR (€)	Dec. 31, 2012 Maximum Core Deposits	Dec. 31, 2012 Maximum Customer Relationships	Dec. 31, 2012 Maximum Computer Software Intangible Asset	Dec. 31, 2012 Minimum Core Deposits	Dec. 31, 2012 Minimum Customer Relationships	Dec. 31, 2012 Minimum Computer Software Intangible Asset
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 143,617,000	€ 109,910,000	€ 98,930,000	€ 79,906,000
Change In International [Abstract]
additions and disposals in other private equity business		70,200,000	20,600,000
foreign exchange differences-international		(7,300,000)	3,600,000
foreign exchange differences-Turkish		85,700,000	414,000,000
Impairment Losses		123,200,000	125,100,000
Impairment Of Ethniki General Insurance S.A.			236,700,000
Write off of Goodwill relating to Domestic Operations			56,500,000
Goodwill impairment of Vojvodjanska		103,100,000
Goodwill impairment of private equity business of Group		20,100,000
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		93,429,000
Future Amortization Expense Year Two		59,488,000
Future Amortization Expense Year Three		36,490,000
Future Amortization Expense Year Four		24,709,000
Future Amortization Expense Year Five		13,794,000
Goodwill Software And Other Intagibles Serbian Banking [Abstract]
Serbian Terminal Growth Rate	8.00%	8.00%	8.00%
Serbian Pretax Discount Rate	14.50%	14.50%	13.50%
Serbian Impairment Charge		103,100,000	100,000,000
Goodwill Software And Other Intagibles Turkish Banking [Abstract]
Turkish Pretax Discount Rate	19.60%	19.60%	18.10%
Turkish Banking Operations Terminal growth rate	5.20%	5.20%	6.80%
Turkish Decrease In Terminal Growth Rate			1.00%
Turkish Increase Of Discount Rate Leads To Decrease Fair Value		300,000,000	300,000,000
Turkish Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		200,000,000	200,000,000
Turkish Decrease In Forecast Amounts Available For Dividents Rate			5.00%
Turkish Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value		300,000,000	200,000,000
Turkish Increase Of Discount Rate			1.00%
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value									6,722,000	12,060,000	23,632,000	37,049,000	6,490,000	7,052,000
Usefull lives															11 years	11 years	14 years	6 years	6 years	11 years
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value					€ 130,675,000	€ 127,061,000	€ 2,273,000	€ 2,191,000